Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Unlimited HFND Multi-Strategy Return Tracker ETF
Shareholder Report [Line Items]
Fund Name	Unlimited HFND Multi-Strategy Return Tracker ETF
Class Name	Unlimited HFND Multi-Strategy Return Tracker ETF
Trading Symbol	HFND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Unlimited HFND Multi-Strategy Return Tracker ETF (the "Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.unlimitedetfs.com. You can also request this information by contacting us at (844) 986-7700 or by contacting the Fund at Unlimited Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 986-7700
Additional Information Website	www.unlimitedetfs.com
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unlimited HFND Multi-Strategy Return Tracker ETF	$191	1.83%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 8.64% for the fiscal year ended August 31, 2024, while the S&P 500® Total Return Index returned 27.14% for the same period. During the period the Fund's largest positions were in global equity markets and high yield bonds, which rallied over the period as global growth outperformed relative to expectations and the Federal Reserve signaled a desire to shift to an easing cycle.

What Factors Influenced Performance?

The Fund intends to hold positions that track the risk/return profile of the hedge fund industry. The Fund held a diverse set of global asset positions in line with this objective including non-U.S. stocks, a range of credit assets, and global commodities. While most of these assets rallied during the period, global assets generally underperformed U.S. megacap stocks which comprised a large portion of the S&P 500 Index. Further the Fund held a portion of assets in cash, reflecting estimated lower risk taking by hedge fund managers which added further drag on performance relative to U.S. stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended August 31, 2024	1 Year	Since Inception (10/10/2022)
Unlimited HFND Multi-Strategy Return Tracker ETF - NAV	8.64%	6.37%
Unlimited HFND Multi-Strategy Return Tracker ETF - Market	8.54%	6.36%
S&P 500® Total Return Index	27.14%	28.68%
Bloomberg U.S. Aggregate Bond Index*	7.30%	5.72%

Performance Inception Date	Oct. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 38,073,000
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 360,887
Investment Company, Portfolio Turnover	340.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)

Fund Size (Thousands)	$38,073
Number of Holdings	50
Total Advisory Fee Paid	$360,887
Annual Portfolio Turnover	340%

Holdings [Text Block]

What did the Fund invest in?

(as of August 31, 2024 )

Sector Breakdown - Total Investments

(% of net assets)

Sector Breakdown - Total Securities Sold Short

(% of net assets)

Other Financial Instruments By Security Type

(% of net assets)

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
iShares iBoxx $ High Yield Corporate Bond ETF	29.8
Vanguard FTSE Emerging Markets ETF	11.2
Invesco Senior Loan ETF	7.3
iShares Convertible Bond ETF	6.8
Vanguard Growth ETF	6.7
Vanguard Total International Stock ETF	5.8
iShares MSCI Australia ETF	4.8
ProShares Investment Grade-Interest Rate Hedged ETF	4.3
iShares J.P. Morgan EM High Yield Bond ETF	3.8
SPDR S&P Homebuilders ETF	3.7

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.